PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Deductible input VAT	¥ 1,814,249	$ 258,945	¥ 1,444,655
Prepaid rental and deposits	332,643	47,478	224,007
Prepayments for materials and advertising fees	124,360	17,750	127,157
Prepaid operating expenses	117,418	16,759	85,212
Interest receivables	84,481	12,058	19,589
Others	47,506	6,780	37,434
Prepaid expenses and other current assets, net	¥ 2,520,657	$ 359,770	¥ 1,938,054